Related Party Transactions	6 Months Ended
Jun. 30, 2018
Related Party Transactions [Abstract]
Related Party Transactions

14. Related Party Transactions

Syncona

The Company receives accounting and professional services from Syncona Partners LLP, Syncona Limited and their affiliates (collectively “Syncona”). Syncona is a shareholder of the Company, and the Chairman of the Board of the Company serves as the chief investment officer and a managing partner of Syncona.  The Company recorded accounting and professional fees totaling $9,000 and $0 for the three and six months ended June 30, 2018 and 2017, respectively. As of June 30, 2018 and December 31, 2017, the Company had payments of $10,000 and $1,300 outstanding to Syncona, respectively, which is recorded in the accounts payable line in the condensed consolidated balance sheet.

University of Oxford and Related Entities

The Company, under various service agreements, receives research and development services from the University of Oxford and its subsidiaries. The University of Oxford is a shareholder of the Company. The Company recorded research and development expenses totaling $158,000 and $0 for the three months ended June 30, 2018 and 2017, respectively, and $305,000 and $262,000 for the six months ended June 30, 2018 and 2017, respectively. As of June 30, 2018 and December 31, 2017, there was $284,000 and $414,000, respectively, included in accrued expenses. See also Note 10 in relation to payments made to Oxford under certain license agreements between Oxford and the Company.

Freeline Therapeutics

Freeline Therapeutics is a majority-owned portfolio company of Syncona and provided certain ancillary research and development services to the Company through a consulting contract in 2018 and 2017. The Company recorded research and development expenses totaling $28,000 and $1,600 for the three months ended June 30, 2018 and 2017, respectively, and $31,000 and $9,600 for the six months ended June 30, 2018 and 2017, respectively. As of June 30, 2018 and December 31, 2017, the Company had payments of $32,000 and $12,200, respectively, outstanding to Freeline Therapeutics.

Gyroscope Therapeutics

In January 2018, the Company entered into an agreement with Gyroscope Therapeutics Limited (“Gyroscope”), an entity controlled by Syncona. Pursuant to the agreement, the Company provided Gyroscope with certain clinical manuals and other documents. The Company recorded $36,000 as other income during the three and six months ended June 30, 2018.

MacLaren Agreement

In November 2013 and as amended in 2016, the Company entered into a consulting agreement with Oxford University Innovation Ltd. (“Consulting Agreement”), for consulting services of Prof. Robert MacLaren, who was a member of the Company’s board of directors until April 15, 2018. Under the terms of the Consulting Agreement, Prof. MacLaren provides the Company with advice and expertise in relation to regulatory submissions, prepares for and attend meetings of the Company’s clinical advisory board, prepare for and attend regulatory meetings, provides scientific and medical advice in relation to the preparation of medical education materials and provide consulting services to the Company.

Under the terms of the Consulting Agreement, the Company agreed to pay consulting fees for Prof. MacLaren’s services subject to a minimum annual fee of £99,000 ($134,000).  In October 2017, the Company’s board of directors awarded Prof. MacLaren 58,000 RSUs which vest annually over a four-year period from the date of award. In connection with Prof. MacLaren’s resignation from the Board of Directors (the “Board”), the Board agreed to allow for immediate vesting of 29,000 of the RSUs awarded in October 2017, with the remainder being forfeited as of the same date. The Board also agreed that the Company would pay a bonus to Prof. MacLaren for services provided in 2017 in the amount of $26,000.

Under the Consulting Agreement, the Company recorded consulting fees totaling $17,000 and $28,000 for the three months ended June 30, 2018 and 2017, respectively, and $50,000 and $58,000 for the six months ended June 30, 2018 and 2017, respectively. As of June 30, 2018 and December 31, 2017, there were payment obligations of $46,000 and $8,000, respectively, outstanding to Oxford. In August 2018, the Company and Oxford mutually agreed to terminate the Consulting Agreement. Simultaneously, the Company entered into a consulting agreement directly with Prof. MacLaren.